Acquisition of 39PU (Details) - Level 3 [Member]	Dec. 31, 2020 USD ($)
Net tangible assets	$ 3,509,468
Goodwill	7,863,081
Foreign exchange adjustments	102,867
Less: Noncontrolling interests	(5,675,416)
Total purchase consideration	$ 5,800,000